U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20594

                                   AMENDED
                                  FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of form before preparing form.
                              Please print or type.


1.   Name and address of issuer:
     Endowments
     P.O. Box 7650
     San Francisco, CA  94120

2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     Bond Portfolio _

3.   Investment  Company Act File Number:       811-1884
     Securities Act File Number:                2-34371

4(a).Last day of fiscal year for which this Form is filed:
     July 31, 2003

4(b)._ Check box if this notice is being filed late [i.e., more than 90 calendar days after the end of the issuer's fiscal year (See Instruction A.2)]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)._ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during
          the  fiscal  year pursuant to section 24(f):               $12,255,000

     (ii) Aggregate  price of  securities  redeemed  or
          repurchased  during the fiscal year:                        $5,536,000

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal  year  ending no earlier  than
          October  11, 1995 that were not previously used to
          reduce registration fees payable to the Commission:                 $0

     (iv) Total  available  redemption  credits  [add items  5(ii)
          and  5(iii)]:                                               $5,536,000

     (v)  Net sales -- if Item 5(i) is greater  than Item 5(iv)
          [subtract  Item 5(iv) from Item 5(i)]:                      $6,719,000

     (vi) Redemption  credits  available for use in future years if item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                            $(0)

     (vii)Multiplier for determining  registration fee (See
          Instruction  C.9):                                           x.0000809

     (viii)Registration  fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" if no fee is due):                         $543.57

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$543.57**

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     CIK #0000013083 September 29, 2003

     Method of delivery:
       X Wire transfer
       _ Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*  /s/ Patrick F. Quan
                                Patrick F. Quan
                                Secretary

     Date 9/29/03


* Please print the name and title of the signing officer below the signature. ** This fee was already paid with the 24F-2 noticed filed October 6, 2003 as accepted accession number 0000032859-03-000006.






1.   Name and address of issuer:
     Endowments
     P.O. Box 7650
     San Francisco, CA  94120

2. Name of each series or class of funds for which this notice is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
     Growth and Income Portfolio _

3.   Investment  Company Act File Number:       811-1884
     Securities Act File Number:                2-34371

4(a).Last day of fiscal year for which this Form is filed:
     July 31, 2003

4(b)._ Check box if this notice is being filed late [i.e., more than 90 calendar days after the end of the issuer's fiscal year (See Instruction A.2)]

     Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c)._ Check box if this is the last time the issuer will be filing this Form.

5.   Calculation of registration fee:

     (i)  Aggregate  sale  price of  securities  sold  during
          the  fiscal  year pursuant to section 24(f):               $14,599,000

     (ii) Aggregate  price of  securities  redeemed  or
          repurchased  during the fiscal year:                        $7,870,000

     (iii)Aggregate price of securities redeemed or repurchased during any prior fiscal  year  ending no earlier  than
          October  11, 1995 that were not previously used to
          reduce registration fees payable to the Commission:                 $0

     (iv) Total  available  redemption  credits  [add items  5(ii)
          and  5(iii)]:                                               $7,870,000

     (v)  Net sales -- if Item 5(i) is greater  than Item 5(iv)
          [subtract  Item 5(iv) from Item 5(i)]:                      $6,729,000

     (vi) Redemption  credits  available for use in future years if item 5(i) is less than Item 5(iv) [subtract Item
          5(iv) from Item 5(i)]:                                            $(0)

     (vii)Multiplier for determining  registration fee (See
          Instruction  C.9):                                           x.0000809

     (viii)Registration  fee due [multiply Item 5(v) by Item
           5(vii)] (enter "0" if no fee is due):                         $544.38

6.   Prepaid Shares

     If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________ If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): +$_________


8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: =$544.38

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

     CIK #000032859 September 29, 2003

     Method of delivery:
       X Wire transfer
       _ Mail or other means


                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*      /s/ Patrick F. Quan
                                    Patrick F. Quan
                                    Secretary

     Date 9/29/03


* Please print the name and title of the signing officer below the signature.